CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Revenue (including $30,012 and nil with related parties, respectively)		$ 407,644	$ 0
Cost of revenue		652,760	235,717
Gross margin		(245,116)	(235,717)
Operating expenses:
Research and development		67,500	184,563
Selling and marketing		1,977,525	543,337
General and administrative		5,614,686	2,078,805
Total operating expenses		7,659,711	2,806,705
Loss from operations		(7,904,827)	(3,042,422)
Non-operating income (loss):
Interest income		37,600	7,385
Interest expense (including $103,299 and nil with related parties, respectively)		(71,212)	(193,480)
Change in fair value of warrant liabilities		11,396,260	127,300
Loss on issuance of warrants and related costs		(8,206,193)	0
Change in fair value of debt		8,279,246	256,522
Loss on issuance of debt		(11,661,274)	(707,800)
Gain on initial recognition of Tekne Investment		84,000	0
Change in fair value of investments		(36,285)	0
Gain on issuance of SYME Bonds (related party)		49,514	0
Change in fair value of SYME Bonds (related party)		(33,038)	0
Change in fair value of contingent consideration (including $304,381 and nil with related parties, respectively)		300,364	0
Change in fair value of derivative liability		4,909,820	37,900
Change in fair value of convertible note receivable (related party)		1,073,803	0
Remeasurement of subscription for Orbit shares (related party)		1,189,837	0
Remeasurement of Orbit equity method investment (related party)		(59,408)	0
Change in fair value of SEPA liability		228,935	0
Loss on extinguishment of notes payable (including $2,840,115 and $1,491,666 with related parties, respectively)		0	(5,497,516)
Gain on sale of intellectual property intangible assets		0	8,961,872
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset		0	(6,064,823)
Interest expense recognized on remeasurement of preferred stock liability		0	(10,398,050)
Other gain (loss), net		(37,040)	(98,313)
Loss before provision for income taxes		(459,898)	(16,611,425)
Provision for income taxes		0	0
Net loss		(459,898)	(16,611,425)
Other comprehensive income:
Foreign currency translation adjustments		26,423	0
Defined benefit pension plan adjustments		904	0
Comprehensive loss		(432,571)	(16,611,425)
Deemed dividend in connection with extinguishment of preferred stock through issuance of warrants		(474,058)	0
Reclassification of convertible preferred stock from mezzanine equity to liability		0	10,398,050
Deemed dividend in connection with modification of pre-funded warrants		0	(3,076,380)
Net loss available to common shareholders		$ (933,956)	$ (9,289,755)
Net loss per common share, basic	[1]	$ (0.01)	$ (1.4)
Net loss per common share, diluted	[1]	$ (0.01)	$ (1.4)
Weighted-average common shares used to compute net loss per common share, basic	[1]	118,226,181	6,628,195
Weighted-average common shares used to compute net loss per common share, diluted	[1]	118,226,181	6,628,195

[1]	Amount for 2025 has been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.